Parent company only condensed financial information	12 Months Ended
Dec. 31, 2024
Parent Company Only Condensed Financial Information [Abstract]
Parent company only condensed financial information
52.	Parent company only condensed financial information
Parent company only financial statements include condensed financial information as to statements of financial position, cash flows and comprehensive income of a parent company as of the same dates and for the same periods for which the consolidated financial statements have been presented.

(a)	Investments accounted for using the equity method

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)
Investments in subsidiaries and associates	105,158,810	101,196,485	88,408,748

	105,158,810	101,196,485	88,408,748

Under the equity method, the investment is initially recognized at cost, and the carrying amount is increased or decreased to recognize the investor’s share of the profit or loss of the investee after the date of acquisition.
Condensed Statements of Comprehensive Income

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)
Investment income	38,695	8,105	2,320
Income/(loss) from subsidiaries and VIEs	9,761,055	1,965,510	(2,903,090)

Total income	9,799,750	1,973,615	(2,900,770)

General and administrative expenses	(113,983)	(155,610)	(147,294)
Credit impairment gains/(losses)	6,972	440	(743)
Finance costs	(1,753,486)	(1,003,183)	(647,878)
Other losses - net	(161,917)	(5,638)	(172,472)

Total expenses	(2,022,414)	(1,163,991)	(968,387)

Income/(loss) before income tax expenses	7,777,336	809,624	(3,869,157)
Less: Income tax expenses	—	—	(1,463)

Net profit/(loss) for the year	7,777,336	809,624	(3,870,620)

Net profit/(loss) attributable to:
Owners of the Company	7,777,336	809,624	(3,870,620)
Other comprehensive loss, net of tax:
-Exchange differences on translation of foreign operations	(1,581,252)	(465,590)	(119,656)

Total comprehensive income/(loss) for the year	6,196,084	344,034	(3,990,276)

Total comprehensive income/(loss) attributable to:
Owners of the Company	6,196,084	344,034	(3,990,276)

Condensed Statements of Financial Position

	December 31,	December 31,	December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)
ASSETS
Cash at bank	1,644,302	68,371	1,475,210
Financial assets at fair value through profit or loss	767,636	—	65,437
Financial assets at amortized cost	155,602	—	—
Accounts and other receivables and contract assets	1,627,343	112,614	1,322,634
Investments accounted for using the equity method	105,158,810	101,196,485	88,408,748

Total assets	109,353,693	101,377,470	91,272,029

LIABILITIES
Borrowings	139,054	4,719,759	3,165,276
Accounts and other payables and contract liabilities	3,803,643	26,305	81,936
Convertible promissory notes payable	5,164,139	5,650,268	6,174,050
Optionally convertible promissory notes	8,142,908	—	—
Other liabilities	43,946	45,734	78,065

Total liabilities	17,293,690	10,442,066	9,499,327

EQUITY
Share capital	75	75	117
Share premium	32,073,874	32,142,233	27,027,846
Treasury shares	(5,642,769)	(5,642,768)	(5,642,768)
Other reserves	3,771,768	1,769,185	1,591,448
Retained earnings	61,857,055	62,666,679	58,796,059

Total equity	92,060,003	90,935,404	81,772,702

Total liabilities and equity	109,353,693	101,377,470	91,272,029

Condensed Statements of Cash Flows

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)
Cash flows from operating activities
Cash used in operating activities	166,134	(44,192)	(61,440)

Net cash generated from/(used in) operating activities	166,134	(44,192)	(61,440)

Cash flows from investing activities
Inter-company cash flow	—	(4,600)	—
Capital contribution to consolidated entities	—	—	(736,585)
Payment for advances to consolidated entities	(160,000)	(948,295)	(3,402,183)
Receipts of repayments of the advances and capital return from consolidated entities	12,450,046	1,669,873	1,477,282
Proceeds and interest from sale of investment assets	419,538	774,498	235,135
Payment for acquisition of investment assets	(764,885)	—	(347,971)
Receipts of dividends from consolidated entities	—	5,744,880	11,450,000
Other investing activities	—	—	(861,014)

Net cash generated from investing activities	11,944,699	7,236,356	7,814,664

Cash flows from financing activities
Proceeds from exercise of share-based payment	95,911	252	—
Proceeds from borrowings	134,228	4,069,584	2,238,818
Repayment of borrowings	(374,464)	(140,564)	(3,189,572)
Repayment for advances to consolidated entities	—	(4,695,913)	(918,812)
Receipts of advances from consolidated entities	—	5,266,949	277,438
Repayment of convertible promissory notes payable	(3,747,386)	(3,642,931)	—
Repayment of optionally convertible promissory notes	—	(8,342,096)	—
Refund of cash reserved for repurchase of ordinary shares	—	854,624	—
Payment for interest expenses	(621,246)	(736,493)	(306,045)
Payment for dividend declared	(7,717,474)	(1,435,461)	(5,132,615)
Proceeds from issuance of shares and other equity securities	—	—	2,172

Net cash used in financing activities	(12,230,431)	(8,802,049)	(7,028,616)

Effect of exchange rate changes on cash and cash equivalents	(49,716)	33,954	9,771
Net (decrease)/increase in cash and cash equivalents	(169,314)	(1,575,931)	734,379
Add: Cash and cash equivalents at the beginning of the year	1,813,616	1,644,302	68,371

Cash and cash equivalents at the end of the year	1,644,302	68,371	802,750